Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	Morgan Stanley California Tax-Free Daily Income Trust
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0000832705
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2023
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Morgan Stanley California Tax-Free Daily Income Trust (the “Fund”) is a money market fund that seeks to provide as high a level of daily income exempt from federal and California income tax as is consistent with stability of principal and liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.
The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees. The Fund offers two classes of shares: the R Class and the S Class. Each class has the same fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its net assets in high quality, short-term securities that are municipal obligations that pay interest exempt from federal and California income taxes. The Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.
The Adviser generally invests substantially all of the Fund’s assets in California municipal obligations. The interest on these investments is exempt from California state and federal income tax. The Fund may invest up to 20% of its net assets in securities that pay interest income subject to the federal “alternative minimum tax,” and some taxpayers may have to pay tax on a Fund distribution of this income.
Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are “general obligation” or “revenue” bonds, notes or commercial paper. Included within the revenue bonds category are participations in lease obligations, which may take the form of a lease or an installment purchase contract issued by public authorities.
The Fund’s investments may include tender option bonds and custodial receipts. Tender option bonds are municipal obligations held pursuant to a custodial arrangement and issued pursuant to an agreement with a third-party such as a bank or financial institution to provide the holder with the option of tendering the bond at periodic intervals. The holder of the tender option bond effectively holds a demand obligation that bears interest at prevailing short-term rates. Custodial receipts represent interests in future interest and/or principal payments on U.S. government securities or municipal obligations. Additionally, the Fund may invest in investment companies, including money market funds, and may invest some or all of its short-term cash investments in any money market fund advised or managed by the Adviser or its affiliates.
The Fund may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable rate or floating rate obligations may fluctuate based upon changes in market rates.
The Fund has a fundamental policy of normally investing at least 80% of its assets in securities the interest on which is exempt from federal and California income tax. A fundamental policy may not be changed without shareholder approval.
The Fund may take temporary “defensive” positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. The Fund may hold any portion of the Fund’s assets in cash or may invest any amount of its assets in taxable money market securities, non-California tax-exempt securities or in tax-exempt securities subject to the alternative minimum tax for individual shareholders when the Adviser believes it is advisable to do so. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to California personal income tax, federal income tax and/or the federal alternative minimum tax. The Fund will only purchase municipal obligations of other states that satisfy the same standards as set forth for the California tax-exempt securities.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other retail money market funds, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s R Class shares performance from year-to-year and by showing the Fund’s average annual returns for the past one, five and 10 year periods and since inception. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-6397.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s R Class shares performance from year-to-year and by showing the Fund’s average annual returns for the past one, five and 10 year periods and since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 869-6397
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	High Quarter 12/31/22 0.46% Low Quarter 03/31/21 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the calendar periods ended December 31, 2022)
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund’s most recent 7-day annualized yield, you may call toll-free (800) 869-6397.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 869-6397
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the Fund’s most recent 7-day annualized yield, you may call toll-free (800) 869-6397.
(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Credit and Interest Rate Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances,  the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable NAV of $1.00 per share.  Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time.

(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Fixed-Income Securities [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates.  The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Tax-Exempt Variable Rate Demand Notes [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.

(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | California Municipal Obligations [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
California Municipal Obligations.  The Fund is subject to the added risk of concentrating its investments in a single state—California—and its municipalities. Because the Fund concentrates its investments in securities issued by California state and local governments and government authorities, the Fund could be particularly affected by political, economic and regulatory developments concerning these issuers. A deterioration of California’s fiscal situation or a downgrade of California’s general obligation bond rating could increase the risk of investing in California municipal securities. Furthermore, several California municipalities have filed for bankruptcy protection in the past, and others may seek bankruptcy protection in the future. Bankruptcy protection may adversely impact the municipality’s cash flows and revenues, which could lead to issuer default. A default or credit rating downgrade of a small number of California municipal security issuers could affect the market values and marketability of all California municipal securities held by the Fund.

(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Municipal Obligations [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. There may be times that, in the opinion of the Adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the Adviser may invest any portion of the Fund’s assets in taxable money market securities, non-California tax-exempt securities or in tax-exempt securities subject to the alternative minimum tax for individual shareholders, or may hold any portion of the Fund’s assets in cash. Under such circumstances, a higher portion of the Fund’s distributions will likely be subject to California personal income taxes, federal income tax and/or the federal alternative minimum tax.

(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Lease Obligations [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
•
Lease Obligations. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing “non-appropriation” clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Stable NAV Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV or maintain certain weekly liquid asset levels (or if there is a perceived threat of the inability to maintain a stable NAV or a particular weekly liquid asset level), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Tender Option Bonds and Custodial Receipts [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Tender Option Bonds and Custodial Receipts. The risks of tender option bonds and custodial receipts include the risk that the owner of such instruments may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond or receipt back to the third-party provider of the demand option, thus causing the bond or receipt to become illiquid.

(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Investment Companies [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Investment Companies.  The Fund’s investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses.

(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Market and Geopolitical Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets.

It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.

(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Liquidity [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Liquidity. The Fund may make investments that are illiquid or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price.

(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Large Shareholder Transactions Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund’s NAV and liquidity.

(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Money Market Fund Regulation [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Money Market Fund Regulation. The SEC and other government agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed changes to the rules that govern money market funds. Legislative developments may also affect money market funds. These changes and developments, if implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund.

(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Class R
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.02%	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	785
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,836
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.07%
Annual Return 2017	rr_AnnualReturn2017	0.21%
Annual Return 2018	rr_AnnualReturn2018	0.76%
Annual Return 2019	rr_AnnualReturn2019	1.08%
Annual Return 2020	rr_AnnualReturn2020	0.34%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Annual Return 2022	rr_AnnualReturn2022	0.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%	[2]
(Morgan Stanley California Tax-Free Daily Income Trust - Classes R and S) | (California Tax-Free Daily Income Trust) | Class S
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.02%	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	785
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,836
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%	[2]

[1]
1	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent such expenses and fees, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.60% of the average daily net assets of the Fund, which includes a waiver in which the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive all of the Fund’s shareholder servicing fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[2]
*	R Class commenced operations on July 22, 1988, and S Class commenced operations on June 28, 2016.